EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postretirement Medicare Plan [Member]
Net periodic benefit cost
Service cost	$ 7	$ 10	$ 9
Interest cost	72	73	69
Amortization of prior service costs
Amortization of net loss (gain)	(298)	(262)	(361)
Total net periodic benefit cost	(219)	(179)	(283)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period
Net loss (gain) for the period	(1)	(376)	317
Amortization of prior service costs
Amortization of net gain (loss)	298	262	361
Total recognized in other comprehensive income (loss)	297	(114)	678
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 78	$ (293)	$ 395
Weighted average assumptions used:
Discount rate	4.50%	3.80%	4.50%
Expected return on plan assets
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postretirement Medicare Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year, medicare advantage	6.90%	8.30%	7.20%
Health care cost trend rate assumed for current year, non-medicare advantage	6.90%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2027	2025
Postretirement Medicare Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year, medicare advantage	13.10%	11.10%	10.00%
Health care cost trend rate assumed for current year, non-medicare advantage	7.90%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2029	2027	2025
Pension Plan [Member]
Net periodic benefit cost
Interest cost	$ 817	$ 749	$ 831
Expected return on the plan's assets	(930)	(1,427)	(1,236)
Expected Administrative Expenses	100
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)			55
Total net periodic benefit cost	(10)	(675)	(347)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period
Net loss (gain) for the period	1,158	(231)	(1,303)
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)			(55)
Total recognized in other comprehensive income (loss)	1,155	(234)	(1,361)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 1,145	$ (909)	$ (1,708)
Weighted average assumptions used:
Discount rate	4.20%	3.70%	4.30%
Expected return on plan assets	4.40%	6.20%	6.20%
Rate of compensation increases